Offerings - Offering: 1	Feb. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	2,350,642
Proposed Maximum Offering Price per Unit	40.31
Maximum Aggregate Offering Price	$ 94,754,379.02
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,506.9
Offering Note	(1)This Registration Statement on Form S-8 (this “Registration Statement”) covers shares of Class A common stock, $0.01 par value per share (“Class A Common Stock”), of The Baldwin Insurance Group, Inc. (the “Company” or “Registrant”) (i) authorized for issuance under the The Baldwin Insurance Group, Inc. Omnibus Incentive Plan (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional shares of Class A Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split or other similar transaction.(2)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act. The Proposed Maximum Offering Price per Unit and the Maximum Aggregate Offering Price are based on the average of the high ($41.02) and low ($39.60) prices of the Registrant's Class A Common Stock as reported on the NASDAQ Global Select Market on February 20, 2025.(3)Rounded up to the nearest penny.